ENTITY-WIDE DISCLOSURES ENTITY-WIDE DISCLOSURES (Tables)	12 Months Ended
Jan. 03, 2021
Entity-wide disclosures [Abstract]
Disclosure of geographical areas
Property, plant and equipment, right-of-use-assets, intangible assets, and goodwill, are allocated to geographic areas as follows:

	January 3, 2021	December 29, 2019

United States	$431,403	$478,620
Canada	95,585	129,189
Honduras	323,617	385,209
Caribbean Basin	448,278	532,698
Asia-Pacific	114,785	107,482
Other	39,114	47,050
	$1,452,782	$1,680,248

Disclosure of major customers
Customers accounting for at least 10% of total net sales for the fiscal years ended January 3, 2021 and December 29, 2019 were as follows:

	2020	2019

Customer A	13.1%	13.8%
Customer B	12.3%	18.6%
Customer C	10.4%	6.9%